Business Acquisitions (Details) (USD $) In Millions	Dec. 31, 2009 Sonoma Photonics, Inc and Swift Engineering's Killer Bee Unmanned Air Systems	Dec. 31, 2008 3001 International, Inc
Business Acquisition [Line Items]
Purchase price for acquisition	$ 33	$ 92